SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jan. 03, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(In thousands of dollars)

Amounts and disclosures within this schedule relate to the Company's continuing operations.

	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deduction	Balance at end of period
Year ended January 3, 2021:
Deferred income tax valuation allowance	$9,902	$259	$—	$—	$10,161
Year ended December 29, 2019:
Deferred income tax valuation allowance	678	9,224	—	—	9,902
Year ended December 30, 2018:
Deferred income tax valuation allowance	736	(58)	—	—	678